April 1, 2009



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: Merrill Lynch U.S. Treasury Money Fund
       Post-Effective Amendment No. 23 to the
       Registration Statement on Form N-1A
       (Securities Act File No. 33-37537,
       Investment Company Act File No. 811-6211)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
             Securities Act of 1933, as amended
(the "1933 Act"), Merrill Lynch U.S.
Treasury Money Fund (the "Fund")
hereby certifies that:

(1)	the form of Prospectus and Statement
             of Additional Information that would
             have been filed pursuant to Rule 497(c)
             under the 1933 Act would not have
             differed from that contained in
             Post-Effective Amendment No. 23 to
             the Fund's Registration Statement on
             Form N-1A; and

(2)	the text of Post-Effective Amendment
             No. 23 to the Fund's Registration
             Statement on Form N-1A was filed
             electronically with the Securities
             and Exchange Commission on
March 30, 2009.

Sincerely,

Merrill Lynch U.S. Treasury Money Fund

/s/ Denis R. Molleur

Denis R. Molleur
Assistant Secretary of Fund